Nature of Business and Overview (Details) (USD $)	1 Months Ended
	Jun. 30, 2012	Dec. 31, 2012	Jun. 14, 2012	Jun. 13, 2012	Mar. 31, 2012	Apr. 05, 2011
Nature of Business and Overview (Textual)
Reverse stock split	2,000 existing common shares for one new common share
Common stock, par value (in dollar)		$ 0.001			$ 0.001
Percentage of ownership acquired by EnviroResolutions, Inc. (Enviro)			100.00%
Number of shares issued to company for business acquisition	5,000,000
Promissory notes issued to company for business acquisition			$ 5,000,000	$ 5,000,000		$ 5,000,000
Maturity period for Representation agreement	10 years
Percentage of commission on sales under agreement			20.00%